Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Equity [Abstract]
Equity
Equity

Stock Repurchases

On December 4, 2013, the Board of Directors approved a share repurchase program authorizing the purchase of 50 million shares, which was approximately 18% of the total shares of our outstanding common stock at that time.

In any period, share repurchase transactions could result in timing differences between the recognition of those repurchases and their settlement for cash. This could result in a difference between the cash used for financing activities related to common stock repurchased and the comparable change in equity.

Share repurchases for the periods ended June 30 were as follows:

(in millions, except average price)	Three Months		Six Months
	2015	2014	2015	2014
Total number of shares purchased [1]	1.6	2.2	2.6	4.4
Average price paid per share [1]	$104.82	$79.65	$104.62	$79.06
Total cash utilized [2]	$164	$177	$274	$352

1
On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Harold W. McGraw III, then Chairman of the Company's Board of Directors and former President and CEO of the Company, at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. See Note 13 — Related Party Transactions for further information.

[2]
In December of 2013, 0.1 million shares were repurchased for approximately $10 million, which settled in January of 2014. Cash used for financing activities only reflects those shares which settled during the six months ended June 30, 2014 resulting in $362 million of cash used to repurchase shares.

Our purchased shares may be used for general corporate purposes, including the issuance of shares for stock compensation plans and to offset the dilutive effect of the exercise of employee stock options. As of June 30, 2015, 42.9 million shares remained available under the current share repurchase program which has no expiration date and purchases under this program may be made from time to time on the open market and in private transactions, depending on market conditions.

Redeemable Noncontrolling Interests

The agreement with the minority partners of our S&P Dow Jones Indices LLC established in June of 2012 contains redemption features whereby interests held by minority partners are redeemable either (i) at the option of the holder or (ii) upon the occurrence of an event that is not solely within our control. Specifically, under the terms of the operating agreement of S&P Dow Jones Indices LLC, after December 31, 2017, CME Group, Inc. ("CME Group") and CME Group Index Services LLC ("CGIS") will have the right at any time to sell, and we are obligated to buy, at least 20% of their share in S&P Dow Jones Indices LLC. In addition, in the event there is a change of control of the Company, for the 15 days following a change in control, CME Group and CGIS will have the right to put their interest to us at the then fair value of CME Group's and CGIS' minority interest.

If interests were to be redeemed under this agreement, we would generally be required to purchase the interest at fair value on the date of redemption. This interest is presented on the consolidated balance sheets outside of equity under the caption “Redeemable noncontrolling interest” with an initial value based on fair value for the portion attributable to the net assets we acquired, and based on our historical cost for the portion attributable to our S&P Index business. We adjust the redeemable noncontrolling interest each reporting period to its estimated redemption value, but never less than its initial fair value, considering a combination of an income and market valuation approach. Our income and market valuation approaches may incorporate Level 3 fair value measures for instances when observable inputs are not available, including assumptions related to expected future net cash flows, long-term growth rates, the timing and nature of tax attributes, and the redemption features. Any adjustments to the redemption value will impact retained income.

Noncontrolling interests that do not contain such redemption features are presented in equity.

Changes to redeemable noncontrolling interest during the six months ended June 30, 2015 were as follows:

(in millions)
Balance as of December 31, 2014	$810
Net income attributable to noncontrolling interest	50
Distributions payable to noncontrolling interest	(34)
Redemption value adjustment	(16)
Balance as of June 30, 2015	$810

Accumulated Other Comprehensive Loss

The following table summarizes the changes in the components of accumulated other comprehensive loss for the six months ended June 30, 2015:

(in millions)	Foreign Currency Translation Adjustment	Pension and Postretirement Benefit Plans		Unrealized Gain (Loss) on Forward Exchange Contracts	Accumulated Other Comprehensive Loss
Balance as of December 31, 2014	$(83)	$(431)		$—	$(514)
Other comprehensive income before reclassifications	(34)	31		—	(3)
Reclassifications from accumulated other comprehensive loss to net earnings	—	6	[1]	—	6
Net other comprehensive income	(34)	37		—	3
Balance as of June 30, 2015	$(117)	$(394)		$—	$(511)

[1]	See Note 5 — Employee Benefits for additional details of items reclassed from accumulated other comprehensive loss to net earnings.

The net actuarial loss and prior service cost related to pension and other postretirement benefit plans included in other comprehensive income is net of a tax provision of $4 million for the six months ended June 30, 2015.

Equity

Capital Stock

Two million shares of preferred stock, par value $1 per share, are authorized; none have been issued.

On February 12, 2015, the Board of Directors approved an increase in the dividends for 2015 to a quarterly rate of $0.33 per common share.

	Year Ended December 31,
	2014	2013	2012
Quarterly dividend rate	$0.30	$0.28	$0.255
Annualized dividend rate	$1.20	$1.12	$1.02
Special dividend	$—	$—	$2.50
Dividends paid (in millions)	$326	$308	$984

Stock Repurchases

On December 4, 2013, the Board of Directors approved a stock repurchase program authorizing the purchase of 50 million shares (the "2013 Repurchase Program"), which was approximately 18% of the total shares of our outstanding common stock at that time. In 2011, the Board of Directors approved a stock repurchase program authorizing the purchase of up to 50 million shares (the “2011 Repurchase Program”), which was approximately 17% of the total shares of our outstanding common stock at that time.

Share repurchases were as follows:

(in millions, except average price)	Year Ended December 31,
	2014	2013	2012
Total number of shares purchased - 2013 Repurchase Program	4.4	—	—
Total number of shares purchased - 2011 Repurchase Program [1,2]	—	16.9	6.8
Average price paid per share 2.3	$79.06	$58.52	$50.35
Total cash utilized [3]	$352	$989	$295

[1]	2013 and 2012 include shares received as part of our accelerated share repurchase agreements as described in more detail below.

[2]
On June 25, 2014, we repurchased 0.5 million shares of the Company's common stock from the personal holdings of Harold W. McGraw III, Chairman of the Company's Board of Directors and former President and CEO of the Company, at a discount of 0.35% from the June 24, 2014 New York Stock Exchange closing price. We repurchased these shares with cash for $41 million at an average price of $82.66 per share. See Note 13 — Related Party Transactions for further information.

[3]
In December 2013, 0.1 million shares were repurchased for approximately $10 million, which settled in January 2014. Excluding these 0.1 million shares, the average price paid per share was $58.36. Cash used for financing activities only reflects those shares which settled during the year ended December 31, 2014 resulting in $362 million of cash used to repurchase shares.

Our purchased shares may be used for general corporate purposes, including the issuance of shares for stock compensation plans and to offset the dilutive effect of the exercise of employee stock options. As of December 31, 2014, 45.6 million shares remained available under the 2013 Repurchase Program. As of December 31, 2014, there were no remaining shares available under the 2011 Repurchase Program. The 2013 Repurchase Program has no expiration date and purchases under this program may be made from time to time on the open market and in private transactions, depending on market conditions.

Accelerated Share Repurchase Program

We entered into an accelerated share repurchase (“ASR”) agreement with a financial institution on March 25, 2013 to initiate share repurchases aggregating $500 million. The ASR agreement was structured as a capped ASR agreement in which we paid $500 million and received an initial delivery of approximately 7.2 million shares during the three months ended March 31, 2013, with an additional 1.4 million shares received on April 1, 2013, in the aggregate, representing the minimum number of shares of our common stock to be repurchased based on a calculation using a specific capped price per share. The total number of shares ultimately purchased was determined based on the volume weighted-average share price (“VWAP”), minus a discount, of our common stock from March 25, 2013 through July 22, 2013. On July 25, 2013 we received a final incremental delivery of 0.7 million shares determined using a VWAP of $53.7995 bringing the total amount of shares received to 9.3 million.
In December 2011, we entered into two separate ASR agreements with a financial institution to initiate share repurchases aggregating $500 million. The first ASR agreement was structured as an uncollared ASR agreement for the repurchase of $250 million of shares at a per share price equal to the VWAP of our common stock between December 7, 2011 and February 22, 2012. We purchased and received approximately 5 million and 0.8 million shares in December 2011 and February 2012, respectively, under the agreement. The second agreement was structured as a capped agreement for the repurchase of 250 million of shares where we purchased and received 5 million and 0.1 million shares in December 2011 and April 2012, respectively.
Redeemable Noncontrolling Interests

The agreement with the minority partners of our S&P Dow Jones Indices LLC partnership discussed in Note 2 – Acquisitions and Divestitures contains redemption features whereby interests held by minority partners are redeemable either (i) at the option of the holder or (ii) upon the occurrence of an event that is not solely within our control. Specifically, under the terms of the operating agreement of S&P Dow Jones Indices LLC, after December 31, 2017, CME Group and CGIS will have the right at any time to sell, and we are obligated to buy, at least 20% of their share in S&P Dow Jones Indices LLC. In addition, in the event there is a change of control of the Company, for the 15 days following a change in control, CME Group and CGIS will have the right to put their interest to us at the then fair value of CME Group's and CGIS' minority interest.

If interests were to be redeemed under this agreement, we would generally be required to purchase the interest at fair value on the date of redemption. This interest is presented on the consolidated balance sheets outside of equity under the caption “Redeemable noncontrolling interest” with an initial value based on fair value for the portion attributable to the net assets we acquired, and based on our historical cost for the portion attributable to our S&P Index business. We adjust the redeemable noncontrolling interest each reporting period to its estimated redemption value, but never less than its initial fair value, considering a combination of an income and market valuation approach. Our income and market valuation approaches may incorporate Level 3 fair value measures for instances when observable inputs are not available, including assumptions related to expected future net cash flows, long-term growth rates, the timing and nature of tax attributes, and the redemption features. Any adjustments to the redemption value will impact retained income.

Noncontrolling interests that do not contain such redemption features are presented in equity.

Changes to redeemable noncontrolling interest during the year ended December 31, 2014 were as follows:

(in millions)
Balance as of December 31, 2013	$810
Net income attributable to noncontrolling interest	92
Distributions to noncontrolling interest	(91)
Redemption value adjustment	(1)
Balance as of December 31, 2014	$810

Accumulated Other Comprehensive Loss

The following table summarizes the changes in the components of accumulated other comprehensive loss for the year ended December 31, 2014:

(in millions)	Foreign Currency Translation Adjustment	Pension and Postretirement Benefit Plans		Unrealized Gain (Loss) on Forward Exchange Contracts	Accumulated Other Comprehensive Loss
Balance as of December 31, 2013	$23	$(216)		$(3)	$(196)
Other comprehensive income before reclassifications	(106)	(221)		3	(324)
Reclassifications from accumulated other comprehensive loss to net earnings		6	[1]		6
Net other comprehensive income	(106)	(215)		3	(318)
Balance as of December 31, 2014	$(83)	$(431)		$—	$(514)

[1]	See Note 6 — Employee Benefits for additional details of items reclassed from accumulated other comprehensive loss to net earnings.

The net actuarial loss and prior service cost related to pension and other postretirement benefit plans included in other comprehensive income is net of a tax provision of $3 million for the twelve months ended December 31, 2014.